Report of Directors Corporate Governance (Tables)	12 Months Ended
Dec. 31, 2020
Report Of Directors Corporate Governance [Abstract]
Disclosure of remuneration of executive Directors
The following table shows the single figure of total remuneration of each executive Director for 2020, together with comparative figures.

Single figure of remuneration
	Noel Quinn[1]		Ewen Stevenson
(£000)	2020	2019	2020	2019
Base salary[2]	1,266	503	738	719
Fixed pay allowance	1,700	695	950	950
Cash in lieu of pension	127	50	74	107
Taxable benefits[3]	186	41	12	16
Non-taxable benefits[3]	59	23	32	28
Total fixed	3,338	1,312	1,806	1,820
Annual incentive[4]	799	665	450	1,082
Notional returns[5]	17	—	—	—
Replacement award[6]	—	—	1,431	1,974
Total variable	816	665	1,881	3,056
Total fixed and variable	4,154	1,977	3,687	4,876
1    Noel Quinn succeeded John Flint as interim Group Chief Executive with effect from 5 August 2019 and was appointed permanently into the role on 17 March 2020. The remuneration included in the single figure table above for 2019 is in respect of his services provided as an executive Director for that year.
2    As outlined on page 272, the executive Directors each donated a quarter of their base salary for six months in 2020. The base salary shown in the single figure of remuneration is the gross salary before charitable donations.
3    Taxable benefits include the provision of medical insurance, accommodation, car and tax return assistance (including any associated tax due, where applicable). Non-taxable benefits include the provision of life assurance and other insurance cover.
4    Under the policy approved by shareholders, executive Directors can receive 50% of their annual incentive award in cash and the remaining 50% in immediately vested shares subject to a one-year retention period. As the executive Directors each decided not to take an annual cash bonus, the 2020 annual incentive is the amount after this waiver and will be delivered in immediately vested shares subject to a one-year retention period. The total annual incentives waived by the Group Chief Executive and Group Chief Financial Officer were £799,000 and £450,000, respectively.
5    'Notional returns' refers to the notional return on deferred cash for awards made in prior years. The deferred cash portion of the annual incentive granted in prior years includes a right to receive notional returns for the period between the grant date and vesting date, which is determined by reference to a rate of return specified at the time of grant. A payment of notional return is made annually and the amount is disclosed on a paid basis in the year in which the payment is made.
6    As set out in the 2018 Directors' remuneration report, in 2019 Ewen Stevenson was granted replacement awards to replace unvested awards, which were forfeited as a result of him joining HSBC. The awards, in general, match the performance, vesting and retention periods attached to the awards forfeited, and will be subject to any performance adjustments that would otherwise have been applied. The values included in the table for 2019 relate to Ewen Stevenson's 2015 and 2016 LTI awards granted by The Royal Bank of Scotland Group plc ('RBS') for performance years 2014 and 2015, respectively, and replaced with HSBC shares when Ewen Stevenson joined HSBC. These awards are not subject to further performance conditions and commenced vesting in March 2019. The total value is an aggregate of £1,121,308 for the 2015 LTI and £852,652 for the 2016 LTI. The 2016 LTI award value has been determined by applying the performance assessment outcome of 27.5% as disclosed in RBS's Annual Report and Accounts 2018 (page 70) to the maximum number of shares subject to performance conditions. Values in the table for 2020 relate to his 2017 LTI award granted by RBS for performance year 2016, which was determined by applying the performance assessment outcome of 56.25% as disclosed in RBS's Annual Report and Accounts 2019 (page 91) to the maximum number of shares subject to performance conditions. This resulted in a payout equivalent to 78.09% of the RBS award shares that were forfeited and replaced with HSBC shares. A total of 313,608 shares were granted in respect of his 2017 LTI replacement award at a share price of £6.643. The HSBC share price was £5.845 when the awards ceased to be subject to performance conditions, with no value attributable to share price appreciation.
The values of the significant benefits in the single figure table are set out in the following table[1].

	Noel Quinn
(£000)	2020	2019
Insurance benefit (non-taxable)	51	—
Car and driver (UK and Hong Kong)	139	—
1    The value of benefits provided to Noel Quinn in 2019 were not deemed significant. The insurance and car benefits for Ewen Stevenson are not included in the above table as they were not deemed significant.

Disclosure of performance achieved by executive Directors

Annual assessment
				Group Chief Executive			Group Chief Financial Officer
	Minimum (25% payout)	Maximum (100% payout)	Performance	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
Grow profit before tax[1] ($bn)	19.91	23.38	14.77	30.0	—	—	20.0	—	—
RWA optimisation[2] ($bn)	35.00	44.90	51.50	20.0	100.0	20.00	20.0	100.0	20.00
Cost savings ($bn)	1.00	1.60	1.04	—	—	—	10.0	30.0	3.00
Customer satisfaction	See following section for non-financial performance commentary			10.0	80.0	8.00	10.0	80.0	8.00
Employee experience				10.0	95.0	9.50	10.0	95.0	9.50
Environment				10.0	85.0	8.50	10.0	85.0	8.50
Risk and compliance				10.0	85.0	8.50	10.0	85.0	8.50
Personal objectives				10.0	100.0	10.00	10.0	62.5	6.25
Total				100.0		64.50	100.0		63.75
Maximum annual incentive opportunity (£000)						£2,478			£1,412
Annual incentive pre-cash waiver (£000)						£1,598			£900
Annual incentive post-cash waiver (£000)						£799			£450
1    Profit before tax, as defined for Group annual bonus pool calculation. This definition excludes business disposal gains and losses, debt valuation and goodwill adjustments and variable pay expense. However, it takes into account fines, penalties and costs of customer redress, including provisions, which are excluded from the adjusted profit before tax. Other significant items are included or excluded in line with the principles underpinning the definition. The adjusted profit before tax as per adjusted results is found on page 2.
2    As set out in our February 2020 business update, our objective is to reduce RWAs in low-return franchises (in particular the US and the non-ring-fenced bank in Europe and the UK) and redeploy capital in areas of faster growth and higher returns. Our target is to achieve a $100bn reduction by 2022, with a $35bn RWA reduction target for 2020. We achieved a reduction of $51.5bn during 2020, which included a reduction of $37.4bn in GBM, mainly in our non-ring-fenced bank and in the US, and $12.9bn in CMB, primarily in our ring-fenced bank.
Non-financial performance

Shared objectives for the Group Chief Executive and Group Chief Financial Officer
Objectives	Performance
Customer satisfaction Re-engineer the business with digital technology to improve customer service
•In our Wealth and Personal Banking business, our retail customer satisfaction scores in six of seven scale markets (excluding SABB) were ranked in the top three or improved at least two ranks against the benchmark, and three markets improved their digital satisfaction scores. Our private banking business did not meet either of its improvement targets.
•In our Commercial Banking business, four of seven scale markets (excluding SABB) improved their customer satisfaction scores and six improved their digital satisfaction scores.
•Our Global Banking and Markets business met the target of improving on its 2019 net promoter score of 38, with a global net promoter score of 48 (compared with a global competitor score of 40). The global digital satisfaction score of 64% also exceeded the global competitor digital satisfaction score of 36%.
•In Hong Kong, we launched a fully remote, digital account opening solution for business customers, while in the UK, we launched HSBC Kinetic, our new app-only digital banking offering for small and medium-sized business customers. In China, we launched Pinnacle, our new digital platform for wealth planning and insurance services.
•During the Covid-19 outbreak, we enhanced our digital capabilities to serve more customers remotely, with faster access and improved security. We also engaged with regulators to help customers gain better access to a broad range of banking products and services from their homes, including through remote consultations and sales.
•We maintained a high level of business continuity and customer support with 85% of colleagues equipped to work from home, all of our customer contact centres fully operational, and between 70% and 90% of our branches open for business.
•We worked with governments to support national schemes, granting over 720,000 payment holidays to our personal customers and 237,000 loans to our wholesale customers. We provided more than $26bn in customer relief to our personal customers during the initial stages of the pandemic and more than $52bn in lending to wholesale customers, many of whom still require our support.
•We helped our clients raise over $1.89tn in capital markets financing, and we retained a top-three position in green, social and sustainable finance bonds, according to Dealogic’s rankings. Our Global Banking and Markets business helped arrange more than $125bn of financing for our clients through social and Covid-19 relief bonds.

Employee experience Improve engagement, diversity and succession
Employee engagement
•Our Employee Engagement Index, which measures employee survey sentiment on pride, advocacy, intent to stay, motivation and feeling of accomplishment questions, increased by five percentage points to 72%, meeting our target to improve the metric.
•During the Covid-19 outbreak, extra steps were undertaken to maintain a healthy culture, including: a regular dialogue with our colleagues through regular leadership calls and communications; listening closely to their needs; and providing the support and flexibility to manage their lives during the pandemic. A culture of ‘looking out for each other’ was encouraged and employee networks held regular support calls for employees, specifically those experiencing mental health challenges and those with caring responsibilities.
•We ran a mid-year employee survey to determine how the Covid-19 outbreak was impacting our colleagues and how we could support them through this period. More than 50% of our total employee population responded, of which more than 89% said they were getting the information they needed from the organisation, 86% reported that they were getting the support they needed from their line manager, and 86% of the respondents reported they felt confident in leadership. In addition, 75% of employees that participated in our 2020 Snapshot survey said they believed HSBC values their well-being.
Diversity and inclusion
•We met our aspirational target of achieving at least 30% women holding senior leadership positions by 2020.
•Several components of the global diversity and inclusion strategy were reprioritised throughout 2020 in direct response to the Black Lives Matter movement and the Covid-19 outbreak. Good progress was made, with key achievements including the design and launch of the global ethnicity inclusion programme, progression of the global disability confidence programme and the appointment of new executive sponsors for the ‘Embrace’ and ‘Balance’ employee resource groups.
•We delivered phase one of the global diversity data project, which collected and reported employee ethnicity data in 21 countries and territories through a self-identification campaign.
Group Executive Committee succession planning
•Succession plans have been updated for all Group Executive Committee roles and approved by the Group Nomination & Corporate Governance Committee.
•The Group also identified a number of enterprise critical roles across the organisation and succession plans have also been updated for these roles with approval from the Group Executive Committee.
•The majority of ‘ready now’ and ‘develop in role’ successors on these plans have undergone leadership assessments with our third-party specialist provider, with all development plans documented. A global executive coaching panel is utilised and executive development solutions have been designed to be implemented in 2021.

Environment Sustainable operations and sustainable finance
•We reduced our carbon emission tonnes to 1.76 per full-time equivalent employee (‘FTE’), beating the target of 2.0 tonnes per FTE we had set for 2020. It was recognised that reduced travel and increased working from home due to the Covid-19 outbreak impacted this outcome, and as a result, the performance assessment for this metric was revised down.
•We exceeded our sustainable finance and investment target of $24bn by facilitating, financing and investing in the development of clean energy, lower-carbon technologies and projects that contribute to the delivery of the Paris Agreement and the UN Sustainable Development Goals.
•We were recognised as 'The World's Best Bank for Sustainable Finance’ by Euromoney in its Awards for Excellence 2020.
•Awareness of climate change impacts across the organisation continued to increase, with 93% of relationship managers completing their required sustainability training modules.

Risk and compliance
Achieve effective management of non-financial risk Group-wide and fulfilment of regulatory obligations.
Achieve sustained delivery against the Global Conduct framework and effective financial crime risk management.

•In spite of the additional stress due to the operational challenges of the Covid-19 outbreak, enabled by the non-financial risk optimisation programme outcomes, the organisation maintained fair customer outcomes and a stable non-financial risk profile while implementing new products and adapting to significantly different ways of working.
•In 2020, we completed our financial crime risk operational effectiveness exercise programme, with all countries having passed the Global Standards exit criteria and assurance. While there was year-on-year improvement in performance against a number of specific financial crime risk metrics, it was recognised that some further work is still required. The executive Directors demonstrated strong commitment to the conduct framework, maintaining focus on fair outcomes for our customers and market integrity. In 2020, this included initiatives to minimise the impact of the Covid-19 crisis and protect the business with rapid introduction of initiatives and mitigation against unacceptable levels of conduct risk.

Personal measures for the Group Chief Executive and Group Chief Financial Officer
Objectives	Performance
Group Chief Executive Simplify the Group operating model
•As part of the Group transformation programme, we commenced work on 'organisation simplification and design' by defining roles with clear accountabilities and decision rights, simplifying and minimising matrix reporting and realising transformation objectives through the redesign of certain structures across businesses and functions.
•The programme successfully delivered all key milestones in 2020, including: the establishment of design principles to shape the future organisation model and structures; the creation of the Group Organisational Design Authority to drive consistent design thinking; the simplification of the Group Executive Committee and the introduction of a clear operating rhythm to increase discipline and focus on strategy and performance delivery; the redesign of the majority of top leadership structures; the definition of a consistent role taxonomy across business and functions; and the identification of reductions in FTEs and cost, principally at senior levels.

Group Chief Financial Officer •Deploy Cloud technologies in Global Finance function •Reduce Finance function costs and number of full-time equivalents
•The Finance on the Cloud programme will transform the way the Global Finance function operates by rationalising operational processes, automation of data production and providing faster delivery of comprehensive data to our internal and external stakeholders. The programme has progressed into the execution phase in 2020, with the programme design, scope and implementation approach approved.
•The first phase of implementation, which relates to the risk-weighted assets reporting process for our UK entities, was successfully implemented in November 2020. Execution plans are in place for the further extension of Cloud technologies within the UK pilot in 2021, followed by a global deployment.
•The target of reducing Finance function costs to $0.8bn was met, but the target number of full-time equivalent staff in the function was not achieved.

Disclosure of assessment of the LTI award

Assessment of the LTI award in respect of 2017 (granted in 2018)
Measures (with weighting)	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome
Average return on equity (with CET1 underpin)[2] (20%)	9.0%	10.0%	11.0%	7.3%	0.0%	0.00%
Cost-efficiency ratio (20%)	60.0%	58.0%	55.5%	62.4%	0.0%	0.00%
Relative total shareholder return[3] (20%)	At median of peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	Rank 11th	0.0%	0.00%
Risk and compliance[4] (25%) •Achieve and sustain compliance with Global Financial Crime Compliance policies and procedures. •Achieve a sustainable adoption of Group operation risk management framework, along with its policies and practices. •Achieve and sustain delivery of global conduct outcomes and compliance with conduct of business regulatory obligations.	Performance assessed by the Committee based on a number of qualitative and quantitative inputs such as Group Financial Crime Risk assessment against Financial Crime Compliance objectives, outcome of assurance and audit reviews, and achievement of long-term Group objectives and priorities during the performance period, with input and approval from the Group Risk Committee.			65.0%	65.0%	16.25%
Strategy (15%)
Sustainable finance ($bn)[5]	30.0	34.0	37.0	93.0	100.0%	5.00%
Employee confidence[6]	65.0%	67.0%	70.0%	62.0%	0.0%	0.00%
Customer (based on customer recommendation in top five markets by revenue)	Improvement in recommendation in three of top five markets for WPB, CMB and GBM.	Improvement in recommendation in four of top five markets for WPB, CMB and GBM.	Improvement in recommendation in all of top five markets for WPB, CMB and GBM.	Improvement in three of top five markets	25.0%	1.25%
Total[7]						22.50%
1    Based on the scorecard outcome, 29,655 shares will vest with Iain Mackay and 86,491 shares will vest with Marc Moses (determined by pro-rating their awards for time in employment during the performance period of 1 January 2018 to 31 December 2020). The awards will vest in five equal annual instalments commencing in March 2021. Using the average daily closing share prices over the three months to 31 December 2020 of £3.604 the value of awards to vest with Iain Mackay and Marc Moses is £106,877 and £311,714, respectively.
2    Significant items are excluded from the profit attributable to ordinary shareholders of the company for the purpose of computing adjusted return on equity.
3    The peer group for the 2017 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, JPMorgan Chase & Co., Lloyds Banking Group, Standard Chartered and UBS Group.
4    The performance outcome was reviewed and approved by the Group Risk Committee taking into account evidence of progress made during the three-year performance period. Specifically, it noted a steady improvement in financial crime risk related audit outcomes, a significant reduction of overdue and re-opened high and medium risk assurance issues and stabilisation of the global residual risk for anti-money laundering, sanctions, and anti-bribery and corruption. The non-financial risk optimisation programme made significant progress during 2020 to demonstrate operational risk management maturity in areas of focus. There was also a steady improvement in conduct ratings with significant improvement seen in Global Banking and Markets since 2018. The Group Risk Committee also noted the need for ongoing enhancements in certain areas and the need for further improvement in approach to conduct management.
5    Assessed based on cumulative financing and investment made to develop clean energy, lower-carbon technologies and projects that contribute to the delivery of the Paris Agreement and the UN Sustainable Development Goals.
6    Assessed based on results of the latest employee Snapshot survey question, ‘I am seeing the positive impact of our strategy’.
7    Taking into consideration the overall performance of the Group using a number of internal and external measures, including profit before tax, RoTE, share price and total shareholder returns, the Committee considered that the scorecard outcomes reflected the performance achieved.

Disclosure of performance conditions for long-term incentives

Performance conditions for LTI awards in respect of 2020
Measures		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE (with CET1 underpin)[1]		8.0%	9.0%	10.0%	25.0
Capital reallocation to Asia (with CET1 underpin)[2]		45.0%	47.0%	50.0%	25.0
Environment and sustainability[3]	Carbon reduction	42.0%	48.0%	51.0%	25.0
	Sustainable finance and investment $bn	200.0	240.0	260.0
Relative TSR[4]		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	25.0
1To be assessed based on RoTE at the end of the performance period. The measure will also be subject to a CET1 underpin. If the CET1 ratio at the end of the performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
2    To be assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2023. This metric will be measured on an organic basis and will exclude changes in Group tangible equity allocation resulting from acquisitions and disposals (and also part-acquisitions or part-disposals) of businesses and is subject to the CET1 underpin outlined above.
3    Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2023 using 2019 as the baseline. A sustainable finance and investment metric will assess cumulative financing provided over the period commencing on
1 January 2020 and ending on 31 December 2023.
4    The peer group for the 2020 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.
5    Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.

Performance conditions for LTI awards in respect of 2018
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
Average RoTE (with CET1 underpin)[1]	10.0%	11.0%	12.0%	75.0
Employer advocacy[2]	65.0%	70.0%	75.0%	12.5
Environmental, social and governance rank[3]	At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	12.5
1If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
2    To be assessed based on results of the latest employee Snapshot survey question: 'I would recommend this company as a great place to work'.
3    Peer group (in line with TSR peer group for the 2017 LTI, including three additional peers): Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, Deutsche Bank, DBS Group Holdings, J.P. Morgan Chase & Co., Lloyds Banking Group, Standard Chartered, UBS Group, ICBC, Itau and Santander.

Performance conditions for LTI awards in respect of 2019
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE (with CET1 underpin)[1,2]	10.0%	11.0%	12.0%	33.3
Relative TSR[3]	At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	33.3
Customers	Performance will be assessed by the Committee taking into consideration: •customer satisfaction scores at the start and end of the three-year performance period for our global businesses in home and scale markets as per data provided by an independent third party on HSBC’s performance across our products and services; and •progress against customer objectives linked to our strategy over the next three years.			33.3
1To be assessed based on RoTE in the 2022 financial year. The measure will also be subject to a CET1 underpin. If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
2    Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
3    The peer group for the 2019 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.

Disclosure of scheme interests awarded	The table below sets out the scheme interests awarded to Directors in 2020, as disclosed in the 2019 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year.

Scheme awards in 2020
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded[1] £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Ewen Stevenson	LTI deferred shares[2]	% of salary [2]	24 February 2020	2,680	25	476,757	31 December 2022
Noel Quinn	Deferred shares [3]	Annual incentive	24 February 2020	1,134	—	201,702	31 December 2019
	Deferred cash [3]	Annual incentive	24 February 2020	886	—	N/A	31 December 2019
1The face value of the award has been computed using HSBC's closing share price of £5.622 taken on 21 February 2020. LTI awards are subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. On vesting, awards will be subject to a one-year retention period. Awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award.
2    In line with regulatory requirements, scheme interests awarded during 2020 were not eligible for dividend equivalents. In accordance with the remuneration policy approved by shareholders at the 2019 AGM, the LTI award was determined at 290% of salary for Ewen Stevenson and the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield of 5% per annum for the vesting period (i.e. £4.393). Noel Quinn did not receive the 2019 LTI award that was granted on 24 February 2020, as he was in the Group Chief Executive role in an interim capacity during 2019.
3    2019 annual incentive award received by Noel Quinn for his role as Chief Executive Officer of Commercial Banking and interim Group Chief Executive. As noted in the Annual Report and Accounts 2019, 60% of his annual incentive award was deferred and in line with regulatory requirements split between cash and shares. The awards will vest in five equal annual instalments between the third and seventh anniversary of the award date. On vesting, the deferred shares will be subject to a one-year retention period. As the deferred share awards are not eligible for dividend equivalents, the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield of 5% per annum for the vesting period (i.e. £4.393).

Disclosure of directors' interest in share options

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2020[2] (% of salary)	At 31 Dec 2020
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions[4]	with performance conditions[5]
Executive Directors
Noel Quinn[6]	400%	221%	778,958	—	554,556	—
Ewen Stevenson[6]	300%	265%	545,731	—	728,790	476,757
Group Managing Directors[6]	250%	n/a	n/a	n/a	n/a	n/a
1The gross number of shares is disclosed. A portion of these shares will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2    The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2020 (£3.604).
3    As at 31 December 2020, Noel Quinn and Ewen Stevenson did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4    The amount for Ewen Stevenson reflects the award granted in May 2019, replacing the 2015 to 2018 LTIs forfeited by the Royal Bank of Scotland Group plc (‘RBS’) and is subject to any performance adjustments assessed and disclosed in the relevant Annual Report and Accounts of RBS.
5    LTI awards granted in February 2020 are subject to the performance conditions as set out on page 287.
6    All Group Managing Directors and executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment (Noel Quinn and Ewen Stevenson were appointed on 5 August 2019 and 1 January 2019 respectively).The shareholding guidelines for Group Managing Directors have been updated from 250,000 shares to 250% of reference salary from 1 January 2019 to align with the approach used for executive Directors.

Disclosure of non-executive director compensation
The following table shows the total fees and benefits of non-executive Directors for 2020, together with comparative figures for 2019.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2020	2019	2020	2019	2020	2019
Kathleen Casey (retired on 24 April 2020)	3,4	78	223	27	9	105	232
Laura Cha	5	587	298	—	—	587	298
Henri de Castries		202	194	1	4	203	198
James Forese	6	160	—	—	—	160	—
Steven Guggenheimer	7	134	—	—	—	134	—
Irene Lee	8	546	454	—	3	546	457
José Antonio Meade Kuribreña		202	157	4	2	206	159
Heidi Miller	9	632	625	7	2	639	627
Eileen Murray	10	120	—	—	—	120	—
David Nish	11	480	230	8	16	488	246
Sir Jonathan Symonds (retired on 18 February 2020)		86	638	20	21	106	659
Jackson Tai	12	355	398	12	57	367	455
Mark Tucker	13	1,500	1,500	52	231	1,552	1,731
Pauline van der Meer Mohr	14	312	265	2	8	314	273
Total (£000)		5,394	4,982	133	353	5,527	5,335
Total ($000)		6,919	6,390	171	453	7,090	6,843
1The Directors' remuneration policy was approved at the 2019 AGM and the new fees became effective from 13 April 2019. Fees include a travel allowance of £4,000 for non-UK based non-executive Directors and for all non-executive Directors effective from 1 June 2019. Given the travel restrictions in place, the Board was unable to travel to attend meetings in person. Therefore, the travel allowance available to all non-executive Directors was pro-rated to reflect the travel required of the Board during 2020.
2    Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3    Appointed as a member of the Group Risk Committee on 17 January 2020.
4    Stepped down as a member of the Financial System Vulnerabilities Committee on 17 January 2020 when the Committee was demised.
5    Includes fees of £423,800 (2019: £104,000) for her role as non-executive Chair and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation. Following approval of the non-executive Chair fee by the Group Remuneration Committee in 2020, Laura also received a pro-rated additional Chair fee of HK$201,639 paid in respect of the period from 6 December to 31 December 2019.
6    Appointed to the Board and a member of the Group Audit Committee, Group Remuneration Committee and Nomination & Corporate Governance Committee on 1 May 2020.
7    Appointed to the Board and as a member of the Group Risk Committee and Nomination & Corporate Governance Committee on 1 May 2020.
8    Includes fees of £344,000 (2019: £260,000) in relation to her roles as a Director, Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited. Fees in relation to her role as a Director, Risk Committee Chair and Audit Committee member, and from 28 December 2020 as a member of the Nomination Committee, of Hang Seng Bank Limited.
9    Includes fees of £430,000 (2019: £431,000) in relation to her role as Chair of HSBC North America Holdings Inc.
10     Appointed to the Board and as member of the Group Audit Committee, Group Risk Committee and Nomination & Corporate Governance Committee on 1 July 2020.
11    Appointed as Senior Independent Director, Chair of the Group Audit Committee and member of the Group Risk Committee on 18 February 2020.
12    Stepped down as Chair of the Financial System Vulnerabilities Committee on 17 January 2020 when the Committee was demised.
13    The Group Chairman donated 100% of his 2020 fee to charities in the UK and Hong Kong supporting vulnerable people and in the local response to Covid-19.
14    Appointed as a member of the Group Audit Committee on 19 February 2020.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Kathleen Casey (retired on 24 April 2020)	15,000	15,125
Laura Cha	15,000	16,200
Henri de Castries	15,000	19,251
James Forese (appointed to the Board on 1 May 2020)	15,000	115,000
Steven Guggenheimer (appointed to the Board on 1 May 2020)	15,000	15,000
Irene Lee	15,000	11,904
José Antonio Meade Kuribreña	15,000	15,000
Heidi Miller	15,000	15,700
Eileen Murray (appointed to the Board on 1 July 2020)	15,000	75,000
David Nish	15,000	50,000
Sir Jonathan Symonds (retired on 18 February 2020)	15,000	43,821
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr	15,000	15,000

Compensation of Key Management Personnel
	2020	2019	2018
	$m	$m	$m
Short-term employee benefits	39	64	52
Other long-term employee benefits	5	8	6
Share-based payments	20	27	34
Year ended 31 Dec	64	99	92